Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
DGA Core Plus Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	DGA Core Plus Absolute Return ETF
Class Name	DGA Core Plus Absolute Return ETF
Trading Symbol	HF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1 ,2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at daysadvisors.com/fund-details/. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 551-0417
Additional Information Website	daysadvisors.com/fund-details/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$135	1.36%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance

Market Conditions

The global market environment over the past year presented a challenging mix of heightened volatility, tariff-driven trade disruptions, and the persistent threat of macroeconomic stagflation. While the Federal Reserve maintained its “higher-for-longer” policy stance to ensure inflation trended downward, this produced sharp swings in both equity and fixed-income markets. Against this backdrop, the Fund’s decision engine and managers navigated the risks and opportunities created by adjusting exposure as momentum signals shifted.

Investment Strategies and Techniques

The Fund’s core investment approach remained consistent, guided by a disciplined absolute return framework:

- When tracked momentum conditions deteriorate, the portfolio repositions toward exposures with higher market correlation and applies hedges to preserve capital.

- When momentum conditions improve, the portfolio shifts toward exposures with lower market correlation, employs selective leverage, and captures relative alpha opportunities.

Throughout the reporting period, these principles were put into practice using model-driven decision support, advanced signal analysis, and the discretion of experienced managers. The portfolio actively cycled through hedged and moderate portfolio stances, dynamically scaling the use of inverse ETFs, correlation tilts, and leverage to align with evolving global conditions. This adaptability allowed the Fund to maintain resilience over the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	3 Year	5 Year	Since Inception (11/26/2018)
DGA Core Plus Absolute Return ETF - at NAV	0.30%	8.46%	8.91%	10.39%
S&P® Target Risk Moderate Gross Total Return Index	8.77%	7.66%	5.27%	6.56%
S&P 500® Total Return Index	16.33%	17.10%	15.88%	15.67%

Performance Inception Date	Nov. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit daysadvisors.com/fund-details/ for more recent performance information.
Net Assets	$ 18,917,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 258,055
Investment Company, Portfolio Turnover	731.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$18,917
Number of Holdings	17
Total Advisory Fee	$258,055
Portfolio Turnover Rate	731%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments

(% total of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Total Net Assets)
ProShares Short S&P500	19.8
SPDR Portfolio S&P 500 Growth ETF	14.1
SPDR Portfolio S&P 500 Value ETF	14.0
Vanguard Total Stock Market ETF	12.1
Vanguard Total World Stock ETF	7.0
Schwab International Equity ETF	6.9
ProShares Ultra S&P500	5.1
iShares Core U.S. Aggregate Bond ETF	5.0
Vanguard Total International Bond ETF	5.0
Invesco QQQ Trust Series 1	2.0